Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Equipment

The components of equipment are as follows:

	September 30, 2022	June 30, 2022
Computer equipment	$36,612	$35,911
Furniture and equipment	32,220	34,526
Equipment, at cost	68,832	70,437
Accumulated depreciation and finance lease amortization	(30,308)	(26,512)
Equipment, net	$38,524	$43,925

The components of equipment follow:

	June 30, 2022	June 30, 2021
Computer equipment	$35,911	$258,049
Furniture and equipment	34,526	249,070
Leasehold improvements	-	221,787
Finance lease asset	-	117,979
Equipment, at cost	70,437	846,885
Accumulated depreciation and finance lease amortization	(26,512)	(119,943)
Equipment, net	$43,925	$726,942